P/E GLOBAL ENHANCED INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

SHORT-TERM INVESTMENTS — 74.2%	COUPON *	MATURITY DATE	PAR (000'S)	VALUE
U.S. Treasury Obligations — 74.2%
United States Treasury Bill	5.341%	12/28/2023	$5,000	$4,980,204
United States Treasury Bill	5.331%	1/25/2024	6,000	5,951,667
United States Treasury Bill	5.26%4	2/22/2024	5,500	5,433,586
TOTAL U.S. TREASURY OBLIGATIONS (COST $16,366,082)				16,365,457
TOTAL INVESTMENTS (COST $16,366,082) — 74.2%				16,365,457
OTHER ASSETS IN EXCESS OF LIABILITIES — 25.8%				5,690,148
TOTAL NET ASSETS — 100.0%				$22,055,605

Percentages are stated as a percent of net assets.

*	Short-term investments' coupon reflects the annualized yield on the date of purchase for discounted investments.

P/E GLOBAL ENHANCED INTERNATIONAL FUND
SCHEDULE OF OPEN FUTURES CONTRACTS
NOVEMBER 30, 2023 (Unaudited)
LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION / (DEPRECIATION)
Mexican Peso/US Dollar Cross Currency Rate	December 2023	2	$57,370	$(266)
MSCI EAFE Index	December 2023	221	23,498,930	303,024
South African Rand/US Dollar Cross Currency Rate	December 2023	2	52,950	495
US Dollar/Norwegian Krone Cross Currency Rate	December 2023	3	299,326	3,308
US Dollar/Swedish Krona Cross Currency Rate	December 2023	8	798,264	(44,968)
				$261,593

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD/USD Cross Currency Rate	December 2023	(180)	$11,901,600	$(326,782)
British Pound/US Dollar Cross Currency Rate	December 2023	(85)	6,707,031	(92,015)
Canadian Dollar/US Dollar Cross Currency Rate	December 2023	(5)	368,625	(4,529)
Euro/US Dollar Cross Currency Rate	December 2023	(154)	20,976,725	(230,705)
Japanese Yen/US Dollar Cross Currency Rate	December 2023	(67)	5,664,431	61,780
New Zealand Dollar/US Dollar Cross Currency Rate	December 2023	(5)	308,025	(12,669)
Swiss Franc/US Dollar Cross Currency Rate	December 2023	(25)	3,576,250	(46,220)
				$(651,140)
TOTAL FUTURES CONTRACTS				$(389,547)

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

P/E GLOBAL ENHANCED INTERNATIONAL FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Derivative Investments
Futures	$368,607	$368,607	$–	$–
Total Derivative Investments	$368,607	$368,607	$–	$–

Short-Term Investments
U.S. Treasury Obligations	$16,365,457	$–	$16,365,457	$–
Total Short-Term Investments	$16,365,457	$–	$16,365,457	$–
Total Assets*	$16,734,064	$368,607	$16,365,457	$–

Liabilities
Derivative Investments
Futures	$(758,154)	$(758,154)	$–	$–
Total Derivative Investments	$(758,154)	$(758,154)	$–	$–
Total Liabilities*	$(758,154)	$(758,154)	$–	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.